FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUSThe Plan has received a determination letter from the IRS dated January 22, 2016, stating that the Plan is qualified under Section 401(a) and Section 401(k) of the Code, and therefore the related trust is exempt from taxation. Although the Plan has been amended since receiving the determination letter, PG&E Corporation believes that the Plan is designed and continues to operate in accordance with the applicable requirements of the Code and no provision for federal income taxes has been recorded in the Plan’s financial statements. Furthermore, participating employees are not liable for federal income tax on amounts allocated to their accounts attributable to: (1) pre-tax participant contributions, (2) reinvested dividends, earnings, and interest income on either pre-tax and after-tax contributions, or (3) employer contributions, until the time that they withdraw such amounts from the Plan.
EBP 002
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The Plan has received a determination letter from the IRS dated January 22, 2016, stating that the Plan is qualified under Section 401(a) and Section 401(k) of the Code, and therefore the related trust is exempt from taxation. Although the Plan has been amended since receiving the determination letter, PG&E Corporation believes that the Plan is designed and continues to operate in accordance with the applicable requirements of the Code and no provision for federal income taxes has been recorded in the Plan’s financial statements. Furthermore, participating employees are not liable for federal income tax on amounts allocated to their accounts attributable to: (1) pre-tax participant contributions, (2) reinvested dividends, earnings, and interest income on either pre-tax and after-tax contributions, or (3) employer contributions, until the time that they withdraw such amounts from the Plan.